Investment Securities - Schedule of Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities Available-for-Sale
Amortized Cost	$ 1,098,320	$ 1,262,761
Gross Unrealized/Unrecognized Holding Gains	5,905	7,687
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	10,409	12,309
Estimated Fair Value	1,093,816	1,258,139
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	357,197	259,833
Gross Unrealized/Unrecognized Holding Gains	7,333	2,074
Gross Unrealized/Unrecognized Holding Losses	751	5,235
Estimated Fair Value	363,779	256,672
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Securities Available-for-Sale
Amortized Cost	245,000	270,000
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	2,280	2,467
Estimated Fair Value	242,720	267,533
Obligations of States and Political Subdivisions
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	300,412	188,622
Gross Unrealized/Unrecognized Holding Gains	6,575	977
Gross Unrealized/Unrecognized Holding Losses	713	5,148
Estimated Fair Value	306,274	184,451
U.S. Government sponsored entity asset-backed securities
Securities Available-for-Sale
Amortized Cost	852,645	991,642
Gross Unrealized/Unrecognized Holding Gains	4,645	5,372
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	8,129	9,842
Estimated Fair Value	849,161	987,172
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $363,779 and $256,672 at December 31, 2017 and 2016, respectively)	56,785	71,211
Gross Unrealized/Unrecognized Holding Gains	758	1,097
Gross Unrealized/Unrecognized Holding Losses	38	87
Estimated Fair Value	57,505	72,221
Equity securities
Securities Available-for-Sale
Amortized Cost	675	1,119
Gross Unrealized/Unrecognized Holding Gains	1,260	2,315
Estimated Fair Value	$ 1,935	$ 3,434